Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 22,472	$ 19,967	$ 18,103	$ 19,989	$ 15,106	$ 14,054	$ 10,677	$ 12,314	$ 10,846	$ 9,501	$ 10,000
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 21,950	19,551	17,766	19,666	14,901	13,894	10,586	12,240	10,805	9,491	10,000
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 22,225	19,771	17,944	19,842	15,016	13,980	10,638	12,285	10,834	9,504	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,798	$ 19,278	$ 17,104	$ 19,443	$ 15,150	$ 14,433	$ 11,359	$ 12,951	$ 11,426	$ 9,522	$ 10,000